Other Accounts Payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Accounts Payable
21	OTHER ACCOUNTS PAYABLE
As of December 31, this item includes:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Advances received from customers (a)	307,839	309,590	270,714	278,490	37,125	31,100
Consorcio Ductos del Sur - payable (b)	148,076	88,206	—	28,836	148,076	59,370
Salaries and other payable	92,313	77,386	92,313	77,386	—	—
Put option liability on Morelco acquisition (Note 32)	106,444	118,622	71,341	79,096	35,103	39,526
Third-party loans	11,619	11,608	9,545	9,533	2,074	2,075
Other taxes payable	108,457	115,862	88,248	102,240	20,209	13,622
Acquisition of additional non-controlling interest (Note 35-a)	22,697	27,596	22,697	27,596	—	—
Guarantee deposits	16,445	23,744	16,445	23,744	—	—
Consorcio Rio Mantaro - payables	35,625	58,129	35,625	58,129	—	—
Provision of interest for debt with suppliers	16,055	16,425	4,326	—	11,729	16,425
Other accounts payables	100,394	54,470	58,420	33,356	41,974	21,114

	965,964	901,638	669,674	718,406	296,290	183,232

(a)	Advances received from customers relate mainly to construction projects, and are discounted from invoicing, in accordance with the terms of the contracts.

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Advances Customers Consortiums	115,250	83,640	113,093	83,640	2,157	—
Customer advances for real estate projects	66,258	78,286	66,258	78,286	—	—
Concentradora Norte—Quellaveco	64,118	86,415	44,932	71,571	19,186	14,844
Special National Transportation Infrastructure Project	42,030	24,050	26,534	13,781	15,496	10,269
Others	20,183	37,199	19,897	31,212	286	5,987

	307,839	309,590	270,714	278,490	37,125	31,100

(b)
The other accounts payable of Consorcio Constructor Ductos del Sur correspond to payment obligations to suppliers and the main subcontractors for S/235 million, assumed by the subsidiary Cumbra Peru S.A.; as a result of the termination of GSP operations.

The fair value of short-term accounts approximates their book value due to their short-term maturities. The non-current
part mainly includes
non-financial
liabilities such as advances received from customers; the remaining balance is not significant in the financial statements for the periods shown.